Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Schedule of Company's Charter Revenues	Charterer 2026 2025 Nippon Yusen Kaisha 10% 18% Cargill 11% 12% Swissmarine 16% * Bunge 11% *
Schedule of Other Fair Value Measurements
December 31,
2025
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 118,194 $ 118,194 $ - $ -
Investments in a related party 338 158 - 180
Total
recurring fair value measurements
$ 118,532 $ 118,352 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,330 $ 1,330 $ -
Interest rate swap, liability 361 - 361
Total
recurring fair value measurements
$ 1,691 $ 1,330 $ 361
June 30, 2026
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities 155,235 155,235 - -
Investments in related party $ 237 $ 57 $ - $ 180
Total
recurring fair value measurements
$ 155,472 $ 155,292 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 2,352 $ 2,352 $ -
Interest rate swap, liability 109 - 109
Total
recurring fair value measurements
$ 2,461 $ 2,352 $ 109